Finance Income and Costs (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Finance Income Expense [Abstract]
Schedule of Finance Income and Costs

	For the year ended March 31
Particulars	2024	2025	2026
Interest income on term deposits measured at amortised cost	23,594	26,837	26,487
Change in fair value of financial asset measured at FVTPL	57	—	—
Other interest income	714	1,419	662
Finance income	24,365	28,256	27,149

Interest expense on financial liabilities measured at amortised cost	15,966	15,240	90,403
Change in carrying value of financial liabilities measured at amortised cost (refer note 28)	(30,578)	—	(30,578)
Change in fair value of financial liability measured at FVTPL	215	—	118
Change in fair value of financial asset measured at FVTPL	—	2	338
Net foreign exchange loss	7,600	13,348	41,284
Impairment loss on trade and other receivables	837	1,168	845
Interest expense on lease liabilities	1,783	1,697	1,454
Finance and other charges	870	736	892
Finance costs	(3,307)	32,191	104,756

Net finance income (costs) recognized in profit or loss	27,672	(3,935)	(77,607)